CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net income	$ 7,465	$ 4,230	$ 4,753	$ 3,715
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for loan losses	1,460	1,804	2,475	1,617
Depreciation and amortization	1,410	1,320	1,762	1,788
Net amortization (accretion) of premium (discount) on investment securities	234	140	237	85
Amortization of intangible assets	527	527	703	671
Accretion of discount on retained SBA loans	(672)	(1,219)	(946)	(730)
Deferred tax expense (benefit)	(18)	(683)	(50)	752
Originations of loans held for sale	(50,963)	(55,206)	(71,185)	(46,731)
Proceeds from loans held for sale	53,152	60,335	77,169	50,752
Net gains on sale of loans held for sale	(3,884)	(4,710)	(5,684)	(4,437)
Gain (loss) on sale of other real estate owned	11	(2)
Fair value adjustment on SBA servicing asset	805	770	1,211	855
(Gain) loss on sales of investment securities				(69)
Loss (gain) on sale of premises and equipment			45	(21)
Stock-based compensation	506	1,361	1,520	1,069
Increase in cash surrender value of BOLI	(4)	(2)	(2)	(5)
Net change in operating assets and liabilities:
Net change in accrued interest receivable	(249)	(452)	(981)	(87)
Net change in accrued interest payable	68	93	143	53
Net change in other assets	945	835	584	(1,571)
Net change in other liabilities	(701)	(971)	2,098	(559)
Net cash provided by (used in) operating activities	10,092	8,170	13,852	7,147
Cash Flows From Investing Activities:
Purchase of investment securities available for sale		(40,419)	(40,414)
Sales of investment securities available for sale				5,308
Sales of investment securities held to maturity				6,726
Paydown and maturities of investment securities available for sale	2,754	1,219	2,305	2,688
Paydown and maturities of investment securities held to maturity				833
Net purchase of FHLB and other bank stock	(49)	(47)	(69)	(59)
Net decrease in time deposits in other banks				748
Proceeds from the sale of loans held for investment	1,451
Net change in loans	(87,937)	(91,800)	(98,565)	(83,552)
Proceeds from sale of other real estate owned	22	499	474	1,563
Purchase of premises and equipment	(5,356)	(7,709)	(14,164)	(7,260)
Proceeds from the sale of premises and equipment		55	502	30
Net cash received from branch acquisition				31,889
Net cash provided by (used in) investing activities	(89,115)	(138,202)	(149,931)	(41,086)
Cash Flows From Financing Activities:
Net change in deposits	37,242	28,705	20,930	116,351
Proceeds from long-term borrowings		16,762	19,177	76,294
Repayment of long-term borrowings	(11,450)	(4,956)	(8,782)	(62,128)
Proceeds from short-term borrowings	10,000	10,000	15,000
Repayment of short-term borrowings	(15,000)	(10,000)	(5,000)	(35,000)
Shares issued in offering, net	42,058
Exercise of stock options	2,362	471	471	59
Net cash provided by (used in) financing activities	65,212	40,982	41,796	95,576
Net Change in Cash and Cash Equivalents	(13,811)	(89,050)	(94,283)	61,637
Cash and Cash Equivalents at Beginning of Period	57,949	152,232	152,232	90,595
Cash and Cash Equivalents at End of Period	44,138	63,182	57,949	152,232
Supplemental Disclosures of Cash Flow Information:
Interest paid	5,802	4,820	8,185	6,677
Income taxes paid	2,850	1,695	2,495	3,090
Supplemental disclosure of noncash investing and financing activities:
Transfer of loans to other real estate owned and repossessed assets	$ 301	$ 450	$ 472	1,255
Fair value of assets acquired in branch acquisition, excluding cash				4,852
Liabilities assumed in branch acquisition				$ 36,741